Subsequent Event	12 Months Ended
Oct. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENT
15.	SUBSEQUENT EVENT

The Company evaluated all events and transactions that occurred after October 31, 2025 up through the reporting date. There were no other subsequent events occurred that would require recognition or disclosure in the Company’s consolidated financial statements, unless as disclosed below.

On November 12, 2025, the Company completed its public offering on the Nasdaq Capital Market, issuing an aggregate of 13,333,333 ordinary shares and up to 26,666,666 warrants, par value $0.0001 per share, at a price of $0.60 per share. Each whole warrant is exercisable for one ordinary share at an exercise price equal to 110% of the public offering price of the ordinary shares in this Offering. The warrants will be exercisable on a cashless basis and will expire 120 days after the closing of this offering. A total of 15,794,229 shares of class A ordinary shares were issued upon the exercise of warrants. The public offering closed on November 12, 2025, with gross proceeds totaling US$8 million, before deducting underwriting discounts and offering expenses. Total offering expenses were $545,074.